Operating Leases - Graphite Bio, Inc. (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Operating Lease Liability
As of December 31, 2023, the future minimum lease payments for the Company’s operating leases for each of the years ending December 31 were as follows (in thousands):

Amount
2024	304
2025	78
Total undiscounted lease payments	382
Present value adjustment	(20)
Total net lease liabilities	$362
Maturities of the operating lease liability as of December 31, 2023, are as follows (in thousands):

2024	$155
2025	161
2026	41
Total undiscounted lease payments	357
Less: Present value adjustment	(28)
Operating lease liability	$329

Summary of Supplemental Disclosure for Statement of Cash Flows Related to Operating Lease
The following information represents supplemental disclosure for the statement of cash flows related to the operating leases (in thousands):

December 31, 2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows under operating leases	$44,123